                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     FSI Group, LLC
Address:  441 Vine Street
          Suite 1300
          Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Stein
Title:  President
Phone:  (513) 746-2200

Signature, Place, and Date of Signing:

John M. Stein  Cincinnati, Ohio  January 27, 2012
-------------- ----------------- -----------------

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
Form 13F Information Table Entry Total:  60
Form 13F Information Table Value Total:  $142,740 (thousands)
List of Other Included Managers:         Elbrook Holdings, LLC

COLUMN 1              COLUMN 2 COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7           COLUMN 8
--------              -------- --------- ----------- ------------------------- ----------- -------------- ---------------------
                       Title
Name of Issuer        of Class  CUSIP    FMV (000's) SH or PRN SH\PRN PUT\CALL Inv. Discr.   Oth Mgrs       Sole    Shared None
--------------        -------- --------- ----------- --------- ------ -------- ----------- -------------- --------- ------ ----
AMERICAN CAPITAL
 LTD                     COM   02503Y103   $ 3,814     566,696   SH              SOLE                       566,696   0     0
AMERICAN CAPITAL                                                                           ELBROOK
 LTD                     COM   02503Y103   $   984     146,263   SH              DEFINED   HOLDINGS, LLC    146,263   0     0
AMERICAN FINANCIAL
 GROUP                   COM   025932104   $ 6,281     170,252   SH              SOLE                       170,252   0     0
AMERICAN FINANCIAL                                                                         ELBROOK
 GROUP                   COM   025932104   $ 1,621      43,942   SH              DEFINED   HOLDINGS, LLC     43,942   0     0
AMERISERV FINL INC                                                                         ELBROOK
                         COM   03074A102   $ 4,017   2,060,000   SH              DEFINED   HOLDINGS, LLC  2,060,000   0     0
BANK OF AMERICA          COM   060505104   $ 6,603   1,187,585   SH              SOLE                     1,187,585   0     0
BANK OF AMERICA                                                                            ELBROOK
                         COM   060505104   $ 1,705     306,592   SH              DEFINED   HOLDINGS, LLC    306,592   0     0
BANNER CORP              COM
                         NEW   06652V208   $   624      36,411   SH              SOLE                        36,411   0     0
BANNER CORP              COM                                                               ELBROOK
                         NEW   06652V208   $   161       9,398   SH              DEFINED   HOLDINGS, LLC      9,398   0     0
BCSB BANCORP INC         COM   055367106   $ 1,642     152,764   SH              SOLE                       152,764   0     0
BCSB BANCORP INC                                                                           ELBROOK
                         COM   055367106   $   151      14,050   SH              DEFINED   HOLDINGS, LLC     14,050   0     0
BLACKSTONE GROUP         COM
                        UNIT
                         LTD   09253U108   $ 2,102     150,000   SH              SOLE                       150,000   0     0
BNC BANCORP                                                                                ELBROOK
                         COM   05566T101   $   859     312,500   SH              DEFINED   HOLDINGS, LLC    312,500   0     0
CAPE BANCORP INC         COM   139209100   $   471      60,004   SH              SOLE                        60,004   0     0
CAPE BANCORP INC                                                                           ELBROOK
                         COM   139209100   $   122      15,487   SH              DEFINED   HOLDINGS, LLC     15,487   0     0
CITIGROUP INC.           COM
                         NEW   172967424   $ 9,315     354,057   SH              SOLE                       354,057   0     0
CITIGROUP INC.           COM                                                               ELBROOK
                         NEW   172967424   $ 2,405      91,398   SH              DEFINED   HOLDINGS, LLC     91,398   0     0
CITIZENS REPUBLIC        COM
 BANCORP INC             NEW   174420307   $   994      87,203   SH              SOLE                        87,203   0     0
CITIZENS REPUBLIC        COM                                                               ELBROOK
 BANCORP INC             NEW   174420307   $   257      22,507   SH              DEFINED   HOLDINGS, LLC     22,507   0     0
COMMUNITY BANKERS                                                                          ELBROOK
 TRUST CORP              COM   203612106   $   653     568,000   SH              DEFINED   HOLDINGS, LLC    568,000   0     0
DISCOVER FINANCIAL       COM   254709108   $ 3,740     155,842   SH              SOLE                       155,842   0     0
DISCOVER FINANCIAL                                                                         ELBROOK
                         COM   254709108   $   965      40,222   SH              DEFINED   HOLDINGS, LLC     40,222   0     0
DORAL FINANCIAL          COM                                                               ELBROOK
 CORP                    NEW   25811P886   $ 1,721   1,800,000   SH              DEFINED   HOLDINGS, LLC  1,800,000   0     0
GOLDMAN SACHS            COM   38141G104   $ 7,112      78,645   SH              SOLE                        78,645   0     0
GOLDMAN SACHS                                                                              ELBROOK
                         COM   38141G104   $ 1,836      20,298   SH              DEFINED   HOLDINGS, LLC     20,298   0     0
GUARANTY BANCORP         COM   40075T102   $   274     186,634   SH              SOLE                       186,634   0     0
GUARANTY BANCORP                                                                           ELBROOK
                         COM   40075T102   $    71      48,170   SH              DEFINED   HOLDINGS, LLC     48,170   0     0
HANMI FINANCIAL          COM   410495105   $ 3,964     535,691   SH              SOLE                       535,691   0     0
HANMI FINANCIAL                                                                            ELBROOK
                         COM   410495105   $ 1,023     138,260   SH              DEFINED   HOLDINGS, LLC    138,260   0     0
JONES LANG LASALLE       COM   48020Q107   $ 1,703      27,800   SH              SOLE                        27,800   0     0
JONES LANG LASALLE                                                                         ELBROOK
                         COM   48020Q107   $   440       7,186   SH              DEFINED   HOLDINGS, LLC      7,186   0     0
JP MORGAN CHASE          COM   46625H100   $10,450     315,782   SH              SOLE                       315,782   0     0
JP MORGAN CHASE                                                                            ELBROOK
                         COM   46625H100   $ 2,711      81,519   SH              DEFINED   HOLDINGS, LLC     81,519   0     0
JMP GROUP INC                                                                              ELBROOK
                         COM   46629U107   $   953     133,333   SH              DEFINED   HOLDINGS, LLC    133,333   0     0
KKR & CO LP              COM
                       UNITS   48248M102   $ 2,053     160,000   SH              SOLE                       160,000   0     0
MACKINAC FINANCIAL                                                                         ELBROOK
 CORP                    COM   554571109   $ 1,843     340,000   SH              DEFINED   HOLDINGS, LLC    340,000   0     0
MAIDEN HOLDINGS                                                                            ELBROOK
 LTD                     SHS   G5753U112   $10,162   1,159,999   SH              DEFINED   HOLDINGS, LLC  1,159,999   0     0
MPG OFFICE TRUST INC     COM   553274101   $ 1,415     710,908   SH              SOLE                       710,908   0     0
MPG OFFICE TRUST INC                                                                       ELBROOK
                         COM   553274101   $   365     183,483   SH              DEFINED   HOLDINGS, LLC    183,483   0     0
ORIENTAL FINANCIAL                                                                         ELBROOK
 GROUP INC               COM   68618W100   $ 8,872     732,600   SH              DEFINED   HOLDINGS, LLC    732,600   0     0
PENNYMAC MTG INVT
 TR                      COM   70931T103   $ 2,998     180,366   SH              SOLE                       180,366   0     0
PENNYMAC MTG INVT                                                                          ELBROOK
 TR                      COM   70931T103   $   774      46,552   SH              DEFINED   HOLDINGS, LLC     46,552   0     0
PEOPLES FEDERAL
 BANCSHARES INC          COM   711037101   $ 1,808     126,845   SH              SOLE                       126,845   0     0
PEOPLES FEDERAL                                                                            ELBROOK
 BANCSHARES INC          COM   711037101   $   467      32,738   SH              DEFINED   HOLDINGS, LLC     32,738   0     0
SEACOAST BANKING
 CORP                    COM   811707306   $   506     332,846   SH              SOLE                       332,846   0     0
SEACOAST BANKING                                                                           ELBROOK
 CORP                    COM   811707306   $   131      85,906   SH              DEFINED   HOLDINGS, LLC     85,906   0     0

SOUTHERN NATIONAL BANCORP                                             ELBROOK
                           COM 843395104 $1,238 202,950 SH    DEFINED HOLDINGS, LLC  202,950 0   0
STERLING BANCORP           COM 859158107 $1,001 115,867 SH    SOLE                   115,867 0   0
STERLING BANCORP                                                      ELBROOK
                           COM 859158107 $  258  29,905 SH    DEFINED HOLDINGS, LLC   29,905 0   0
UNUMPROVIDENT CORP         COM 91529Y106 $5,021 238,290 SH    SOLE                   238,290 0   0
UNUMPROVIDENT CORP                                                    ELBROOK
                           COM 91529Y106 $1,299  61,633 SH    DEFINED HOLDINGS, LLC   61,633 0   0
WASHINGTON BANKING CO                                                 ELBROOK
                           COM 937303105 $5,801 487,090 SH    DEFINED HOLDINGS, LLC  487,090 0   0
WEBSTER FINANCIAL CORP     COM 947890109 $1,712  83,961 SH    SOLE                    83,961 0   0
WEBSTER FINANCIAL CORP                                                ELBROOK
                           COM 947890109 $  442  21,670 SH    DEFINED HOLDINGS, LLC   21,670 0   0
WELLS FARGO & CO           COM 949746101 $7,617 276,392 SH    SOLE                   276,392 0   0
WELLS FARGO & CO                                                      ELBROOK
                           COM 949746101 $1,967  71,389 SH    DEFINED HOLDINGS, LLC   71,389 0   0
WEST COAST BANCORP         COM
                           NEW 952145209 $  816  52,306 SH    SOLE                    52,306 0   0
WEST COAST BANCORP         COM                                        ELBROOK
                           NEW 952145209 $  211  13,500 SH    DEFINED HOLDINGS, LLC   13,500 0   0
WESTERN ALLIANCE BANCORP   COM 957638109 $1,766 283,491 SH    SOLE                   283,491 0   0
WESTERN ALLIANCE BANCORP                                              ELBROOK
                           COM 957638109 $  457  73,297 SH    DEFINED HOLDINGS, LLC   73,297 0   0